Other Receivables and Prepayments, Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Receivables And Prepayments Net [Abstract]
Schedule of other receivables and prepayments
	2018	2017
Rental deposits	$43,838	$33,178
Prepaid expenses	271,965	129,286
Advances to employees	47	-
	315,850	162,464
Less: reserve for doubtful accounts	(48,069)	(34,041)
Other receivables, net	$267,781	$128,423